Stock Option Plan (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Stock Option Plan
Schedule of stock options activity
Description	Number of Shares	Weighted Average Exercise Price	Weighted average remaining life (in years)
Options Authorized	15,000,000
Options Granted	4,804,000	$0.79	5.00
Options Exercised	360,000	$0.79
Options Forfeited	(521,625)	$0.75
Options Outstanding	3,922,375	$0.79	4.00
Options Vested	1,872,817	$0.79	3.75
Options Unvested	2,049,558	$0.79	4.05

Description	Number of Shares	Weighted Average Exercise Price	Weighted average remaining life (in years)
Options Authorized	15,000,000
Options Granted	4,612,000	$0.79	5.00
Options Exercised	360,000	$0.79
Options Forfeited	(25,125)	$0.75
Options Outstanding	4,226,875	$0.79	4.25
Options Vested	1,596,850	$0.79	4.00
Options Unvested	2,630,025	$0.79	4.30